Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Central Mare [Member]
Transactions with Related Parties [Abstract]
Fees and Expenses
The fees charged by Central Mare for the six months ended June 30, 2022 and 2023 are as follows:

	Six Months Ended June 30,
	2022	2023	Presented in:
Executive officers and other personnel expenses	180	180	General and administrative expenses - Statements of comprehensive income
Amortization of awarded shares	(16)	-	Management fees - related parties - Statements of comprehensive income
Total	164	180

Central Shipping Inc [Member]
Transactions with Related Parties [Abstract]
Fees and Expenses
The fees charged by and expenses relating to CSI for the six months ended June 30, 2022 and 2023 are as follows:

	Six Months Ended June 30,
	2022	2023	Presented in:
Management fees	61	-	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
	866	912	Management fees - related parties -Statements of comprehensive income
Supervision services fees	14	-	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Superintendent fees	13	7	Vessel operating expenses -Statements of comprehensive income
	129	-	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Accounting and reporting cost	180	180	Management fees - related parties -Statements of comprehensive income
Commission for sale and purchase of vessels	730	-	Gain from vessel sales -Statements of comprehensive income
	455	-	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Commission on charter hire agreements	486	514	Voyage expenses - Statements of comprehensive income
Financing fees	312	-	Net in Current and Non-current portions of long-term debt – Balance Sheet
Total	3,246	1,613